Investment Strategy - Elfun Diversified Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing primarily in a combination of U.S. and foreign (non-U.S.) equity and debt securities and cash. The Fund invests in equity securities, such as common and preferred stocks, principally for their capital appreciation potential, and investment-grade debt securities principally for their income potential. The Fund holds cash principally for the preservation of capital, income potential or maintenance of liquidity. The Fund's investments in U.S. equity securities (also referred to as domestic equity investments) are achieved primarily through a “passive” or “indexing” investment approach of investing all or substantially all of its assets allocated to domestic equity investments directly in the securities that constitute the S&P 500® Index (the “S&P 500”). The S&P 500 is a well-known stock market index that includes common stocks of 500 companies from a number of sectors and that measures the performance of the large-cap sector of the U.S. equities market. As of February 28, 2026, a significant portion of the S&P 500 comprised companies in the information technology sector, although this may change from time to time. Using the Fund's U.S. equity allocation, the Fund generally intends to invest in all stocks comprising the S&P 500 in approximate proportion to their weightings in the index. However, under various circumstances, it may not be possible or practicable to purchase all stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the S&P 500 in proportions expected by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, to match generally, before fees and expenses, the performance of the S&P 500 as a whole. The Fund's investments in foreign equity securities (non-U.S. equity investments) will be achieved primarily through a passive investment approach of investing all or substantially all of its assets allocated to foreign equity investments in the State Street Global All Cap Equity ex-U.S. Index Portfolio (the “Global All Cap Equity ex-U.S. Portfolio” or the “Portfolio”), a mutual fund advised by SSGA FM. The Global All Cap Equity ex-U.S. Portfolio is an “index” fund that seeks to track, before fees and expenses, the total return performance of the MSCI ACWI ex USA Investable Market Index (the “MSCI Index”) over the long term. The MSCI Index is a free float-adjusted market capitalization index that is designed to measure the combined equity market performance of securities, across all market capitalizations, in developed and emerging market countries excluding the United States. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, exchange-traded funds, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion in the MSCI Index. Countries covered in the MSCI Index have historically included, among others, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Korea, Kuwait, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Peru, Philippines, Poland, Portugal, Qatar, Saudi Arabia, Singapore, South Africa, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Arab Emirates and the United Kingdom. It is not possible to invest directly in the MSCI Index. As of February 28, 2026, the MSCI Index maintains a well-balanced sector allocation, with financials, industrials and information technology representing the largest portions, although this may change from time to time. As of February 28, 2026, a significant portion of the MSCI Index comprised companies located in Japan and the United Kingdom and a significant portion of the MSCI Index's constituents are denominated in the Euro and Yen, although this may change from time to time. The Fund may also invest all or a portion of its non-U.S. equity allocation in all stocks comprising the MSCI Index in approximate proportion to their weightings in the index. However, under various circumstances, it may not be possible or practicable to purchase all stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the MSCI Index in proportions expected by SSGA FM to match generally the performance of the MSCI Index as a whole. As of March 31, 2026, approximately 43% of the Fund's total assets were allocated to domestic equity investments, and approximately 25% of the Fund's total assets were allocated to foreign equity investments. The Fund's allocations to domestic and foreign equity investments, debt securities and cash are actively managed and the percentage allocations stated as of March 31, 2026 may change from time to time. From time to time stocks are added to or removed from the S&P 500 or MSCI Index. The Fund may sell securities that are represented in the S&P 500 or MSCI Index, or purchase securities that are not yet represented in an index, in anticipation of their removal from or addition to an index. The Fund may also, to the extent permitted by applicable law, invest in shares of one or more mutual funds (including funds advised by the Adviser) whose investment objectives and policies enable the Fund to gain investment exposure to the S&P 500 or MSCI Index. The Fund will not incur additional management or advisory fees as a result of investing in the Global All Cap Equity ex-U.S. Portfolio because it does not charge a management fee to its investors. However, the Fund will indirectly incur its share of the Global All Cap Equity ex-U.S. Portfolio's operating expenses. When selecting debt securities, the Adviser primarily uses active security selection to choose securities based on the perceived merits of individual issuers, although portfolio managers of different asset classes or strategies may place different emphasis on the various characteristics of a company (as identified below) during the selection process. The Adviser seeks to identify debt securities that they believe have desirable characteristics for the Fund such as: •attractive yields and prices; •the potential for capital appreciation; and/or •reasonable credit quality (typically investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments). The Adviser may consider selling a security when one of these characteristics no longer applies, when valuation becomes excessive, or when more attractive alternatives are identified. The portion of the Fund invested in debt securities normally has a weighted average effective maturity of approximately five to ten years, but the Fund is subject to no limitation with respect to the maturities of the instruments in which it may invest. The Adviser may also use various types of derivative instruments (such as options, interest rate futures, interest-only swaps, interest rate swaps, index swaps and credit default swaps) to gain or hedge exposure to certain types of securities or asset classes (such as securities of small capitalization companies) as an alternative to investing directly in or selling such securities or asset classes, or to manage currency exposure, yield, interest rate exposure (also known as duration) and exposure to credit quality, and to gain or hedge exposure to certain securities, indices or market segments. The Fund may hedge a portion of its foreign currency risk but is not required to do so. The Fund may also invest to a lesser extent in high yield securities (also known as below investment-grade bonds or “junk bonds”), equity and debt securities of companies or governments that are located in emerging market countries, and exchange traded funds to gain exposure to securities, including those of U.S. issuers. The Fund is permitted to invest up to 20% of its total assets (including any borrowings) in high yield securities. The Fund may invest in exchange-traded products (“ETPs”), including ETPs that pay fees to the Adviser and its affiliates for management, marketing or other services, that provide exposure to high yield securities, securities of issuers that are principally engaged in or related to the real estate industry, and to securities of issuers in emerging markets.